LITIGATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LITIGATION

NOTE 9 - LITIGATION

In the ordinary course of business, we may be involved in legal proceedings from time to time. Although occasional adverse decisions or settlements may occur, we believe that the final disposition of such matters will not have material adverse effect on its financial position, results of operations or liquidity. We will seek to minimize disputes with our customers but recognize the inevitability of legal action in today's business environment as an unfortunate price of conducting business.

At this time there is no past or pending litigation.